Note 15 - Exploration and Evaluation Costs	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
Note 15:	Segmented information - Exploration and evaluation costs

For the year ended December 31, 2025, the Company’s exploration and evaluation costs were as follows:

	Quebec	Nunavut	Total
Assaying	$1,166	$233	$1,399
Exploration drilling	1,995	570	2,565
Camp cost, equipment and field supplies	1,170	334	1,504
Geological consulting services	477	245	722
Permitting, environmental and community costs	216	191	407
Expediting and mobilization	7	128	135
Salaries and wages	1,580	504	2,084
Fuel and consumables	665	905	1,570
Aircraft and travel	1,256	1,067	2,323
Share-based compensation	113	31	144
Total for the year ended December 31, 2025	$8,645	$4,208	$12,853

For the years ended December 31, 2024, the Company’s exploration and evaluation costs were as follows:

	Quebec	Nunavut	Total
Assaying	$874	$100	$974
Exploration drilling	843	-	843
Camp cost, equipment and field supplies	651	203	854
Geological consulting services	7	51	58
Permitting, environmental and community costs	122	172	294
Expediting and mobilization	-	22	22
Salaries and wages	1,403	70	1,473
Fuel and consumables	182	10	192
Aircraft and travel	456	208	664
Share-based compensation	128	10	138
Total for year ended December 31, 2024	$4,666	$846	$5,512